Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	$ 809	$ 558	$ 649	$ 4,275
Restructuring and impairment recoveries				(1,538)
Cash payments	(280)	(4,432)	(91)	(2,798)
Non-cash settlements				710
Restructuring expenses		4,683
Accrued restructuring, ending balance	529	809	558	649
Asset impairments
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	0	0	0	0
Restructuring and impairment recoveries				(710)
Cash payments		0	0	0
Non-cash settlements				710
Restructuring expenses		0
Accrued restructuring, ending balance		0	0	0
Contract termination costs
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	467	558	649	3,954
Restructuring and impairment recoveries				(751)
Cash payments	(23)	(91)	(91)	(2,554)
Non-cash settlements				0
Restructuring expenses		0
Accrued restructuring, ending balance	444	467	558	649
Employee severance and termination benefits
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	342	0	0	321
Restructuring and impairment recoveries				(77)
Cash payments	(257)	(4,341)	0	(244)
Non-cash settlements				0
Restructuring expenses		4,683	0	0
Accrued restructuring, ending balance	$ 85	$ 342	$ 0	$ 0